Income Tax Expense (Tax Effects Of Temporary Differences That Give Rise To Significant Portions Of The Deferred Tax Assets And Liabilities) (Details) (USD $) In Thousands	Sep. 30, 2011	Sep. 30, 2010
Income Tax Expense [Abstract]
Inventories, long-term contract accounting, contract cost reserves and others	$ 6,029	$ 3,331
Pension and other postretirement benefits	11,341	12,178
Net operating loss carryforward - domestic	687	813
Net operating loss carryforward - foreign	3,419	2,018
Capital loss carryforward	240	254
Other compensation-related costs and other cost accruals	17,316	14,196
State credit carryforward	1,240	1,545
Total deferred tax assets	40,272	34,335
Deferred tax liabilities, Plant and equipment, depreciation methods, acquisition asset allocations, and other	(104,082)	(96,300)
Net deferred tax liabilities before valuation allowance	(63,810)	(61,965)
Less valuation allowance	(873)	(1,613)
Net deferred tax liabilities	$ (64,683)	$ (63,578)